Segmental analysis (Tables)	6 Months Ended
Jun. 30, 2025
Operating Segments [Abstract]
Reported profit before tax and balance sheet data	By operating segment:

Profit/(loss) before tax
Half-year to 30 Jun 2025
	CIB	IWPB	Corporate Centre	Total
	£m	£m	£m	£m
Net operating income before change in expected credit losses and other credit impairment charges[1]	3,357	699	79	4,135
– of which: net interest income/(expense)	1,546	452	(1,404)	594
Change in ECL and other credit impairment charges	(61)	(12)	(2)	(75)
Net operating income	3,296	687	77	4,060
Total operating expenses	(2,273)	(488)	(164)	(2,925)
Operating profit/(loss)	1,023	199	(87)	1,135
Share of profit in associates and joint ventures	—	—	29	29
Profit/(loss) before tax	1,023	199	(58)	1,164
Cost efficiency ratio %	67.7	69.8	—	70.7

Half-year to 30 Jun 2024[2]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges[1]	3,068	714	(230)	3,552
– of which: net interest income/(expense)	1,527	477	(1,346)	658
Change in expected credit losses and other credit impairment release/(charges)	52	6	(5)	53
Net operating income/(expense)	3,120	720	(235)	3,605
Total operating expenses	(1,991)	(410)	(84)	(2,485)
Operating profit/(loss)	1,129	310	(319)	1,120
Share of profit in associates and joint ventures	—	—	16	16
Profit/(loss) before tax	1,129	310	(303)	1,136
Cost efficiency ratio %	64.9	57.4	—	70.0
1Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.
2Comparative information for the prior year has been re-presented to reflect the group’s revised segment structure, which became effective on 1 January 2025.

Reported external net operating income by country	External net operating income is attributed to countries on the basis of the location of the branch responsible for reporting the results or advancing the funds:

	Half-year to
	30 Jun 2025	30 Jun 2024
	£m	£m
External net operating income by country[1]	4,135	3,552
– United Kingdom	2,140	1,758
– France	762	554
– Germany	440	438
– Other countries	793	802
1Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.

Reconciliation of reported and adjusted items

Balance sheet by business
	CIB	IWPB	Corporate Centre	Total
	£m	£m	£m	£m
30 Jun 2025
Loans and advances to customers	62,389	16,447	45	78,881
Customer accounts	188,422	41,345	37	229,804

31 Dec 2024
Loans and advances to customers[1]	60,788	16,293	5,585	82,666
Customer accounts[1]	201,418	40,852	33	242,303
1Comparative information for the prior year has been represented to reflect the group’s revised segment structure, which became effective on 1 January 2025.